Property, Plant, and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment, net	Property, Plant, and Equipment, net
Property, plant and equipment, net consist of the following:

	December 31,
	2025	2024
Buildings	$245	$338
Plant and machinery	523	2,213
Leasehold improvements	285	285
Computer and office equipment	13,139	16,896
Furniture and fixtures	1,451	1,696
Internal use software	15,259	11,311
Construction and software development in progress	1,256	2,853
	32,158	35,592
Less: Accumulated depreciation	(20,391)	(20,997)
Property, plant and equipment, net	$11,767	$14,595
During the years ended December 31, 2025, 2024, and 2023, the Company recorded depreciation expense in the Company’s consolidated statements of operations as follows:

	December 31,
	2025	2024	2023
Depreciation expense included in:
Cost of revenue	$4,979	$943	$160
General and administrative	146	153	147
Research and development	126	198	199
Sales and marketing	207	238	244
Depreciation expense included within continuing operations	$5,458	$1,532	$750